Shareholder Report, Holdings (Details) - C000254671 [Member]	Oct. 31, 2025	[1]
N R [Member]
Holdings [Line Items]
Percent of Total Investments	53.20%	[2]
Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[2]
Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[2]
Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[2]
Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[2]
Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[2]
Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[2]
Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[2]
Ground Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[3]
Construction And Engineering [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[3]
Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[3]
Housing [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[3]
State [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[3]
Education [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[3]
Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[3]
Health [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[3]
County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	29.40%	[3]
Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[3]
Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[3]

[1]	Excludes short-term securities.
[2]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[3]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.